3) Risk Management (Details 13)	12 Months Ended
Dec. 31, 2020
2016 [Member]
LCR - Liquidity Coverage Ratio
% Required	70.00%
2017 [Member]
LCR - Liquidity Coverage Ratio
% Required	80.00%
2018 [Member]
LCR - Liquidity Coverage Ratio
% Required	90.00%
As Of 2019 [Member]
LCR - Liquidity Coverage Ratio
% Required	100.00%